Segment Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Revenues:
Policy charges	$ 1,849		$ 1,670		$ 1,506
Premiums	724		635		531
Net investment income	1,849		1,825		1,844
Non-operating net realized investment gains, net of other-than-temporary impairment losses	791	[1]	428	[1]	(1,613)	[1]
Other revenues	(96)	[2]	(102)	[2]	(60)	[2]
Total revenues	5,117		4,456		2,208
Benefits and expenses:
Interest credited to policyholder accounts	1,067		1,038		1,033
Benefits and claims	1,354		1,227		1,062
Policyholder dividends	59		54		67
Amortization of DAC	374		575		65
Other expenses, net of deferrals	922		863		830
Total benefits and expenses	3,776		3,757		3,057
Income (loss) before federal income taxes and noncontrolling interests	1,341		699		(849)
Less: non-operating net realized investment gains, net of other-than-temporary impairment losses	(791)	[1]	(428)	[1]	1,613	[1]
Less: net loss attributable to noncontrolling interest	(82)		(61)		(56)
Total assets	133,445		120,170		111,986
Individual Products and Solutions - Annuity [Member]
Revenues:
Policy charges	1,021		899		781
Premiums	416		334		234
Net investment income	546		551		527
Other revenues	(109)	[2]	(124)	[2]	(59)	[2]
Total revenues	1,874		1,660		1,483
Benefits and expenses:
Interest credited to policyholder accounts	377		375		374
Benefits and claims	688		595		476
Amortization of DAC	185		185		80
Other expenses, net of deferrals	303		285		269
Total benefits and expenses	1,553		1,440		1,199
Income (loss) before federal income taxes and noncontrolling interests	321		220		284
Pre-tax operating earnings (loss)	321		220		284
Total assets	68,805		58,707		57,741
Retirement Plans [Member]
Revenues:
Policy charges	101		94		96
Net investment income	743		736		715
Total revenues	844		830		811
Benefits and expenses:
Interest credited to policyholder accounts	473		457		441
Amortization of DAC	(2)		14		11
Other expenses, net of deferrals	151		163		166
Total benefits and expenses	622		634		618
Income (loss) before federal income taxes and noncontrolling interests	222		196		193
Pre-tax operating earnings (loss)	222		196		193
Total assets	29,904		27,842		25,114
Individual Products and Solutions - Life and NBSG [Member]
Revenues:
Policy charges	727		677		629
Premiums	282		274		272
Net investment income	544		534		531
Total revenues	1,553		1,485		1,432
Benefits and expenses:
Interest credited to policyholder accounts	213		199		198
Benefits and claims	636		589		577
Policyholder dividends	61		57		67
Amortization of DAC	125		150		75
Other expenses, net of deferrals	284		250		235
Total benefits and expenses	1,319		1,245		1,152
Income (loss) before federal income taxes and noncontrolling interests	234		240		280
Pre-tax operating earnings (loss)	234		240		280
Total assets	27,183		25,301		22,503
Corporate and Other [Member]
Revenues:
Premiums	26		27		25
Net investment income	16		4		71
Non-operating net realized investment gains, net of other-than-temporary impairment losses	791	[1]	428	[1]	(1,613)	[1]
Other revenues	13	[2]	22	[2]	(1)	[2]
Total revenues	846		481		(1,518)
Benefits and expenses:
Interest credited to policyholder accounts	4		7		20
Benefits and claims	30		43		9
Policyholder dividends	(2)		(3)
Amortization of DAC	66		226		(101)
Other expenses, net of deferrals	184		165		160
Total benefits and expenses	282		438		88
Income (loss) before federal income taxes and noncontrolling interests	564		43		(1,606)
Less: non-operating net realized investment gains, net of other-than-temporary impairment losses	(791)	[1]	(428)	[1]	1,613	[1]
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses	70		243		(115)
Less: net loss attributable to noncontrolling interest	82		61		56
Pre-tax operating earnings (loss)	(75)		(81)		(52)
Total assets	$ 7,553		$ 8,320		$ 6,628

[1]	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
[2]	Includes operating items discussed above.